SHORT TERM AND LONG TERM DEBT (Revolving Note - Related Party) (Details) (USD $)	1 Months Ended
	Jun. 29, 2011	Dec. 31, 2010	Dec. 11, 2009
SHORT TERM AND LONG TERM DEBT [Abstract]
Line of credit, maximum borrowing amount			$ 1,000,000
Interest rate additional rate above LIBOR			2.00%
Debt instrument, carrying amount		583,000
Interest expense	$ 119,000